SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Stock Option Activity
	Number of options	Weighted - average exercise price	Weighted - average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	514,621	$2.76	5.07	$510
Granted	16,000	$3.78
Exercised	(442)	$1.68
Forfeited	(33,881)	$11.57

Outstanding at end of year	496,298	$2.19	4.36	$741

Exercisable options at end of year	246,546	$2.77	3.87	$320

Vested and expected-to-vest at end of year	462,403	$2.22	4.32	$686

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2014	2013	2012

Cost of revenues	$4	$6	$22
Research and development	3	3	5
Sales and marketing	14	12	20
General and administrative	45	74	(49)

Total	$66	$95	$(2)